INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of the expected income tax recovery to the actual income tax recovery [Table Text Block]
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$	$
Net loss	(7,372,225)	(14,964,941)	(8,650,763)
Statutory tax rate	27.74%	27.26%	27.75%
Expected income tax recovery	(2,044,920)	(4,079,645)	(2,400,311)
Deductible and non-deductible items	201,236	21,093	(256,939)
True up of prior year amounts	336,254	-	-
Change in deferred tax assets not recognized	1,507,430	4,058,552	2,657,250
Total income tax recovery	-	-	-

Disclosure of deductible temporary differences for which no deferred tax has been recognized [Table Text Block]
	September 30, 2023	September 30, 2022
	$	$
Non-capital losses	29,301,000	23,360,000
Share issue costs	1,225,267	1,726,000
Valuation allowance	(30,526,267)	(25,086,000)
Net deferred income tax assets	-	-

Disclosure of non-capital loss carry-forwards expiry [Table Text Block]
Year of Origin	Year of Expiry	Non-Capital Losses
		$
2019	2039	42,000
2020	2040	298,000
2021	2041	8,096,000
2022	2042	12,832,000
2023	2043	4,382,000
		25,650,000